Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/01/24)(a)(b)	$1,715	$1,717,262

Aerospace & Defense — 1.7%
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	4,685	4,516,077
Triumph Group Inc., 7.75%, 08/15/25 (Call 01/29/24)	2,133	2,133,748
		6,649,825
Airlines — 1.8%
American Airlines Group Inc., 3.75%, 03/01/25(a)	2,274	2,222,069
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 09/20/25 (Call 09/20/24)(a)(b)	5,141	3,363,500
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	1,601	1,584,531
		7,170,100
Auto Manufacturers — 2.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(a)(b)	5,555	5,609,229
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25
(Call 10/15/24)(a)	3,240	3,269,062
		8,878,291
Auto Parts & Equipment — 2.8%
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/24)(a)	2,155	2,155,012
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25
(Call 05/31/24)	3,610	3,662,788
ZF North America Capital Inc., 4.75%, 04/29/25(a)	5,090	5,022,517
		10,840,317
Banks — 0.3%
Associated Banc-Corp, 4.25%, 01/15/25
(Call 10/15/24)(b)	1,190	1,166,056

Chemicals — 0.8%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/24)(a)	3,017	3,005,966

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 01/29/24)(a)	1,295	1,292,053

Commercial Services — 2.0%
Aptim Corp., 7.75%, 06/15/25 (Call 01/16/24)(a)(b)	2,460	2,349,849
Brink's Co. (The), 5.50%, 07/15/25 (Call 06/18/24)(a)	1,821	1,813,864
Matthews International Corp., 5.25%, 12/01/25
(Call 01/29/24)(a)	1,416	1,386,419
Williams Scotsman Inc., 6.13%, 06/15/25
(Call 06/15/24)(a)	2,402	2,397,366
		7,947,498
Computers — 0.9%
Seagate HDD Cayman, 4.75%, 01/01/25(b)	2,238	2,207,426
Tempo Acquisition LLC/Tempo Acquisition Finance
Corp., 5.75%, 06/01/25 (Call 06/01/24)(a)	1,452	1,445,816
		3,653,242
Distribution & Wholesale — 0.5%
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/24)(a)(b)	1,879	1,887,579

Diversified Financial Services — 8.2%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	4,854	4,860,617
Enova International Inc., 8.50%, 09/15/25
(Call 01/29/24)(a)	1,788	1,771,838
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/24)(a)	1,685	1,335,581
Security	Par (000)	Value

Diversified Financial Services (continued)
LD Holdings Group LLC, 6.50%, 11/01/25
(Call 11/01/24)(a)	$2,405	$2,262,892
Navient Corp., 6.75%, 06/25/25	2,333	2,348,857
OneMain Finance Corp., 6.88%, 03/15/25(b)	5,895	5,926,288
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/24)(a)	3,094	3,050,466
PRA Group Inc., 7.38%, 09/01/25 (Call 01/29/24)(a)(b)	1,432	1,436,721
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 01/29/24)(a)(b)	1,585	1,481,730
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	2,390	2,339,066
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/24)(a)	1,554	1,570,317
United Wholesale Mortgage LLC, 5.50%, 11/15/25
(Call 11/15/24)(a)(b)	3,795	3,745,502
		32,129,875
Electric — 1.4%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(b)	1,973	1,920,148
Drax Finco PLC, 6.63%, 11/01/25 (Call 01/09/24)(a)	2,330	2,314,289
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	1,370	1,314,453
NSG Holdings LLC/NSG Holdings Inc., 7.75%,
12/15/25(a)	8	7,562
		5,556,452
Electrical Components & Equipment — 1.8%
WESCO Distribution Inc., 7.13%, 06/15/25
(Call 06/15/24)(a)	6,998	7,034,931

Electronics — 1.4%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/24)(a)(b)	2,018	2,045,999
Sensata Technologies BV, 5.00%, 10/01/25(a)	3,337	3,306,041
		5,352,040
Engineering & Construction — 1.7%
Artera Services LLC, 9.03%, 12/04/25
(Call 02/04/24)(a)	4,365	4,462,705
Tutor Perini Corp., 6.88%, 05/01/25
(Call 01/16/24)(a)(b)	2,280	2,250,621
		6,713,326
Entertainment — 6.5%
Caesars Entertainment Inc., 6.25%, 07/01/25
(Call 07/01/24)(a)	11,069	11,122,520
Caesars Resort Collection LLC/CRC Finco Inc.,
5.75%, 07/01/25 (Call 07/01/24)(a)	4,355	4,361,934
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%,
05/01/25 (Call 05/01/24)(a)	3,044	3,038,404
International Game Technology PLC, 6.50%, 02/15/25
(Call 08/15/24)(a)	2,360	2,364,506
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/24)(a)(b)	1,710	1,718,396
Vail Resorts Inc., 6.25%, 05/15/25 (Call 01/29/24)(a)	2,858	2,862,730
		25,468,490
Environmental Control — 1.5%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/24)(a)	3,574	3,478,134
4.25%, 06/01/25 (Call 06/01/24)(a)	2,380	2,337,866
		5,816,000
Food — 0.7%
B&G Foods Inc., 5.25%, 04/01/25 (Call 01/29/24)(b)	1,434	1,407,453
Performance Food Group Inc., 6.88%, 05/01/25
(Call 05/01/24)(a)	1,288	1,291,615
		2,699,068

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service — 0.7%
Aramark Services Inc., 5.00%, 04/01/25
(Call 01/29/24)(a)	$2,808	$2,789,638

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
5.50%, 05/20/25 (Call 02/20/25)	3,337	3,280,333

Health Care - Services — 3.1%
Akumin Inc., 7.00%, 11/01/25 (Call 01/29/24)(a)	1,119	917,471
Encompass Health Corp., 5.75%, 09/15/25
(Call 09/15/24)	1,687	1,679,813
Global Medical Response Inc., 6.50%, 10/01/25
(Call 01/29/24)(a)	970	831,757
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/24)(a)(b)	2,334	2,317,521
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 01/29/24)(a)	4,135	4,115,482
RP Escrow Issuer LLC, 5.25%, 12/15/25
(Call 12/15/24)(a)(b)	2,630	2,366,074
		12,228,118
Holding Companies - Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.38%, 12/15/25 (Call 01/29/24)	3,556	3,498,718
Stena International SA, 6.13%, 02/01/25
(Call 02/01/24)(a)(b)	1,540	1,540,000
		5,038,718
Home Builders — 0.6%
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/24)(a)	2,267	2,243,727

Housewares — 1.4%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/24)(a)(b)	3,336	3,283,772
Newell Brands Inc., 4.88%, 06/01/25
(Call 05/01/25)(b)	2,380	2,334,578
		5,618,350
Insurance — 1.1%
AssuredPartners Inc., 7.00%, 08/15/25
(Call 01/29/24)(a)	2,279	2,279,479
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	1,876	1,896,446
		4,175,925
Internet — 1.9%
Gen Digital Inc., 5.00%, 04/15/25 (Call 01/09/24)(a)	5,148	5,119,460
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/24)(a)	2,283	2,287,519
		7,406,979
Leisure Time — 0.3%
Viking Cruises Ltd., 6.25%, 05/15/25
(Call 01/29/24)(a)(b)	1,189	1,186,028

Lodging — 7.7%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/24)(a)	2,250	2,248,727
Las Vegas Sands Corp., 2.90%, 06/25/25
(Call 05/25/25)	2,340	2,261,958
Melco Resorts Finance Ltd., 4.88%, 06/06/25
(Call 03/01/24)(c)	4,790	4,669,458
MGM China Holdings Ltd., 5.25%, 06/18/25
(Call 01/09/24)(a)(b)	2,440	2,381,628
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(b)	3,215	3,218,368
6.75%, 05/01/25 (Call 05/01/24)	3,508	3,515,980
Security	Par (000)	Value

Lodging (continued)
Studio City Finance Ltd., 6.00%, 07/15/25
(Call 07/15/24)(a)	$1,870	$1,837,677
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse
HSP Gaming Finance Corp., 5.88%, 05/15/25
(Call 01/29/24)(a)	1,705	1,685,400
Travel + Leisure Co., 6.60%, 10/01/25
(Call 07/01/25)(b)	1,668	1,686,796
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 03/01/25 (Call 12/01/24)(a)	6,554	6,545,648
		30,051,640
Machinery — 0.5%
Husky III Holding Ltd. , 13.00%, 02/15/25
(Call 02/15/24), (13.75% PIK)(a)(b)(d)	2,096	2,100,729

Manufacturing — 0.5%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/24)	1,871	1,864,879

Media — 0.9%
AMC Networks Inc., 4.75%, 08/01/25
(Call 01/29/24)(b)	3,793	3,655,483

Mining — 0.5%
Perenti Finance Pty. Ltd., 6.50%, 10/07/25
(Call 10/07/24)(a)	2,025	1,998,258

Office & Business Equipment — 0.9%
Xerox Holdings Corp., 5.00%, 08/15/25
(Call 07/15/25)(a)(b)	3,575	3,492,858

Oil & Gas — 5.9%
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25
(Call 04/15/24)(a)(b)	1,785	1,814,346
CrownRock LP/CrownRock Finance Inc., 5.63%,
10/15/25 (Call 01/29/24)(a)	5,543	5,524,618
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/24)(a)	2,002	1,998,629
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 01/29/24)(a)	4,050	4,020,733
Range Resources Corp., 4.88%, 05/15/25
(Call 02/15/25)	3,267	3,225,235
SM Energy Co., 5.63%, 06/01/25 (Call 01/29/24)(b)	1,591	1,581,551
Southwestern Energy Co., 5.70%, 01/23/25
(Call 10/23/24)(b)	1,823	1,812,051
Transocean Inc., 7.25%, 11/01/25 (Call 01/09/24)(a)(b)	1,690	1,676,454
Vermilion Energy Inc., 5.63%, 03/15/25
(Call 01/29/24)(a)	1,456	1,449,343
		23,102,960
Oil & Gas Services — 1.0%
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 04/01/24)(a)(b)	1,690	1,691,517
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 02/12/24)(a)	2,280	2,304,345
		3,995,862
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc., 5.25%, 04/30/25 (Call 04/30/24)(a)	3,350	3,275,599
Ball Corp., 5.25%, 07/01/25(b)	4,685	4,673,021
Owens-Brockway Glass Container Inc., 6.38%,
08/15/25(a)	1,415	1,415,960
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	1,821	1,822,856
		11,187,436

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 3.0%
Bausch Health Companies Inc., 5.50%, 11/01/25
(Call 01/29/24)(a)(b)	$7,965	$7,315,606
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 01/29/24)(a)(b)	2,861	2,840,501
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 11/15/24)(a)	2,227	1,817,699
		11,973,806
Pipelines — 5.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (Call 12/15/24)(a)(b)	2,791	2,820,593
Buckeye Partners LP, 4.13%, 03/01/25
(Call 02/01/25)(a)(b)	2,330	2,278,765
EnLink Midstream Partners LP, 4.15%, 06/01/25
(Call 03/01/25)	2,023	1,979,972
EQM Midstream Partners LP, 6.00%, 07/01/25
(Call 04/01/25)(a)	1,830	1,830,010
New Fortress Energy Inc., 6.75%, 09/15/25
(Call 09/15/24)(a)	5,960	5,886,931
NGL Energy Partners LP/NGL Energy Finance Corp.,
6.13%, 03/01/25 (Call 01/29/24)	1,233	1,232,737
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	2,861	2,857,849
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(a)	1,876	1,820,449
		20,707,306
Real Estate — 0.4%
Five Point Operating Co. LP/Five Point Capital Corp.,
10.50%, 01/15/28 (Call 11/15/24)(a)	1,657	1,689,779

Real Estate Investment Trusts — 6.7%
Diversified Healthcare Trust, 9.75%, 06/15/25
(Call 06/15/24)	2,300	2,290,799
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%,
04/15/25 (Call 04/15/24)(a)	1,871	1,858,003
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25
(Call 01/16/24)(a)(b)	1,661	1,633,019
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	3,045	2,642,018
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%,
06/01/25 (Call 06/01/24)(a)	2,964	2,980,383
Rithm Capital Corp., 6.25%, 10/15/25
(Call 10/15/24)(a)	2,624	2,593,767
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	1,647	1,607,619
7.50%, 09/15/25 (Call 06/15/25)(b)	3,795	3,850,120
Starwood Property Trust Inc., 4.75%, 03/15/25
(Call 09/15/24)	2,330	2,294,790
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(b)	2,100	2,047,400
XHR LP, 6.38%, 08/15/25 (Call 08/15/24)(a)	2,339	2,341,091
		26,139,009
Retail — 5.7%
1011778 BC ULC/New Red Finance Inc., 5.75%,
04/15/25 (Call 04/15/24)(a)	2,249	2,245,199
Abercrombie & Fitch Management Co., 8.75%,
07/15/25 (Call 07/15/24)(a)(b)	1,383	1,406,236
Bath & Body Works Inc., 9.38%, 07/01/25(a)	1,438	1,511,312
Dave & Buster's Inc., 7.63%, 11/01/25
(Call 11/01/24)(a)	2,111	2,134,541
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/24)(a)	3,473	3,453,210
Security	Par (000)	Value

Retail (continued)
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	$1,660	$1,617,895
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/24)(b)	2,514	2,445,356
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	2,795	2,707,338
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/24)	3,237	3,203,246
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (Call 11/28/24)(a)	1,661	1,662,840
		22,387,173
Software — 3.1%
Boxer Parent Co. Inc., 7.13%, 10/02/25
(Call 06/01/24)(a)	2,805	2,810,296
PTC Inc., 3.63%, 02/15/25 (Call 02/15/24)(a)	2,379	2,333,325
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 01/29/24)(a)	8,287	7,072,158
		12,215,779
Telecommunications — 2.5%
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 01/09/24)(a)(b)	6,067	4,823,724
Qwest Corp.
7.25%, 09/15/25(b)	1,000	979,055
7.25%, 09/15/25	658	644,218
ViaSat Inc., 5.63%, 09/15/25 (Call 01/09/24)(a)(b)	3,336	3,235,730
		9,682,727
Trucking & Leasing — 0.8%
Fortress Transportation and Infrastructure
Investors LLC, 6.50%, 10/01/25 (Call 01/29/24)(a)	3,018	3,014,449

Total Long-Term Investments — 96.4%
(Cost: $375,943,015)		378,206,320

	Shares

Short-Term Securities

Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(e)(f)(g)	39,292,508	39,316,083
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(e)(f)	16,560,000	16,560,000

Total Short-Term Securities — 14.2%
(Cost: $55,861,831)		55,876,083

Total Investments — 110.6%
(Cost: $431,804,846)		434,082,403

Liabilities in Excess of Other Assets — (10.6)%		(41,609,525)

Net Assets — 100.0%		$392,472,878

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,058,340	$11,250,560	(a)	$—	$1,906	$5,277	$39,316,083	39,292,508	$75,257	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,620,000	6,940,000	(a)	—	—	—	16,560,000	16,560,000	108,619		—
					$1,906	$5,277	$55,876,083		$183,876		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$378,206,320	$—	$378,206,320
Short-Term Securities
Money Market Funds	55,876,083	—	—	55,876,083
	$55,876,083	$378,206,320	$—	$434,082,403

Portfolio Abbreviation

PIK	Payment-in-kind

4